Cover	Sep. 21, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 21, 2026
Entity File Number	001-43439
Entity Registrant Name	Pinnacle Acquisition Corporation
Entity Central Index Key	0002123955
Entity Tax Identification Number	35-2953467
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	375 South County Road
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33480
City Area Code	561
Local Phone Number	309-3447
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one right
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one right
Trading Symbol	PNAQ.U
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	PNAQ
Security Exchange Name	NYSE
Rights, each right entitling the holder to receive one-eighth (1/8) of one Class A ordinary share
Title of 12(b) Security	Rights, each right entitling the holder to receive one-eighth (1/8) of one Class A ordinary share
Trading Symbol	PNAQ.RT
Security Exchange Name	NYSE